Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
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Commitments and Contingencies

25.COMMITMENTS AND CONTINGENCIES

25(a)Purchase commitments

As of December 31, 2021 and 2020, our Company had commitments to purchase raw materials totaling $219 million to $262 million and $194 million to $251 million (22,252 to 26,652 metric tons and 28,736 to 35,946 metric tons), respectively, from third parties at the prices stipulated in the contracts.

25(b)Capital commitments

As of December 31, 2021 and 2020, our Company had capital commitment relating to the construction of factory building improvement and acquisition of machinery, totaling $0.9 million and $2.5 million, respectively.

25(c)Guarantees

As of December 31, 2021 and 2020, APWC provided a corporate guarantee not exceeding the sum of $25 million and $25.1 million, respectively, for the bond performance and banking facility of Sigma Cable.

As of December 31, 2021 and 2020, there were outstanding bank guarantees of $14 million and $17 million, respectively, issued by the banks on behalf of Charoong Thai and its subsidiaries in respect of certain performance bonds as required in the normal course of business of the companies. These guarantees generally expire within 1 year.

25(d)Service commitments

As of December 31, 2021 and 2020, our Company had commitments in respect of management consulting services with related parties totaling $0.1 million and $0.1 million, respectively.